NOTE 5. RENTAL INCOME - Rental Income Associated with Leasing Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income from rental property	$ 2,311,855		$ 2,311,855
Block 40 L L C 2024 [Member]
Income from rental property					$ 8,547,406